Earnings per share - Earnings per share (Basic and Diluted) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions, shares in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Basic—
Net income attributable to NHI shareholders	¥ 16,771	¥ 3,213	¥ 18,467	¥ 51,700
Weighted average number of shares outstanding	3,001,728,417	3,094,089,105	3,010,633,495	3,085,218,332
Net income attributable to NHI shareholders per share	¥ 5.59	¥ 1.04	¥ 6.13	¥ 16.76
Diluted—
Net income attributable to NHI shareholders	¥ 16,738	¥ 3,202	¥ 18,354	¥ 51,645
Weighted average number of shares outstanding	3,093,327,844	3,179,898,312	3,104,874,653	3,177,220,033
Net income attributable to NHI shareholders per share	¥ 5.41	¥ 1.01	¥ 5.91	¥ 16.25